Consolidated Statement of Comprehensive Income - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Consolidated Statement Of Comprehensive Income Abstract
Profit for the year	R 608,806	R 476,607	R 497,420
Items that may be reclassified to profit or loss in future periods:
Exchange differences on translating foreign operations	220,471	17,955	(10,240)
Other comprehensive income for the year	220,471	17,955	(10,240)
Total comprehensive income for the year net of income tax	829,277	494,562	487,180
Total comprehensive income attributable to:
Owners of the parent	813,486	469,024	316,037
Non-controlling interest	15,791	25,538	171,143
Total comprehensive income	R 829,277	R 494,562	R 487,180